Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Document Period End Date	Jul. 31, 2024
C000248162 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Commercial Mortgage Opportunities ETF
Class Name	First Trust Commercial Mortgage Opportunities ETF
Trading Symbol	CAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Commercial Mortgage Opportunities ETF (the “Fund”) for the period of February 27, 2024 (commencement of investment operations) to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CAAA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Commercial Mortgage Opportunities ETF	$24(1)	0.55%(2)
(1)	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.41% from the Fund’s inception date on February 27, 2024 through July 31, 2024. The Fund underperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 3.58% for the same Period.
This 17 basis points (“bps”) of underperformance was the result of relative positioning.
Although the Fund had a portfolio duration in line with its benchmark, the Fund’s overall yield curve positioning detracted from performance during the Period. The Fund utilized interest rate futures to manage its curve exposure. An underweight in the front end of the curve detracted from performance during the Period as the 2-Year Treasury yield rallied 43 bps over the period. The Fund’s overweight in the longer, ten-year portion of the curve, benefited performance as the 10-Year Treasury yield rallied 27 bps, but overall curve performance detracted. The Fund’s exposure to single asset single borrower commercial mortgage-backed securities contributed to the Fund’s overall higher level of income, while widening spreads from that exposure detracted from the Fund’s overall relative performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	Since Inception (2/27/24)
First Trust Commercial Mortgage Opportunities ETF	3.41%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	3.58%
Bloomberg US Aggregate Bond Index	3.77%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CAAA for more recent performance information.
Net Assets	$ 15,260,806
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 34,925
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$15,260,806
Total number of portfolio holdings	53
Total advisory fee paid	$34,925
Portfolio turnover rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	97.3%
U.S. Government Agency Mortgage-Backed Securities	0.8%
U.S. Government Bonds and Notes	0.2%
Money Market Funds	2.6%
Net Other Assets and Liabilities(1)	(0.9%)
Total	100.0%
Credit Quality(2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
C000246109 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Core Investment Grade ETF
Class Name	First Trust Core Investment Grade ETF
Trading Symbol	FTCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the period of November 7, 2023 (commencement of investment operations) to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$43(1)	0.56%(2) (3)
(1)	The Fund commenced investment operations on November 07, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.

Expenses Paid, Amount	$ 43	[3]
Expense Ratio, Percent	0.56%	[4],[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.77% for the period from the Fund’s inception date on November 7, 2023 through July 31, 2024. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 7.75% for the same Period.
This 102 basis points of outperformance was due to several factors:
  During the Period, the Fund was generally long duration versus its benchmark, which benefitted performance as yields declined.
  The Fund’s security selection within the agency mortgage-backed securities’ sub-sectors contributed to performance as spreads tightened during the Period.
  The Fund’s overweight allocation to securitized credit sectors such as asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities benefitted performance as spreads tightened over the Period.
  The Fund’s usage of Treasury futures and options benefitted the Fund during the Period.
  While the modest overweight to investment corporate credit was beneficial to the Fund during the Period, sector selections within the corporate allocation detracted from relative return.
  During the Period, the Fund purchased odd lot positions which had a positive impact on performance of 0.057%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 7, 2023 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	8.77%
ICE BofA US Broad Market Index	7.82%
Bloomberg US Aggregate Bond Index	7.75%

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCB for more recent performance information.
Net Assets	$ 24,268,060
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 62,885
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$24,268,060
Total number of portfolio holdings	249
Total advisory fee paid	$62,885
Portfolio turnover rate	212%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	38.3%
Corporate Bonds and Notes	24.1%
Mortgage-Backed Securities	16.1%
U.S. Government Bonds and Notes	13.3%
Asset-Backed Securities	3.7%
Foreign Corporate Bonds and Notes	3.7%
Money Market Funds	11.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.3%)
Written Options	(0.2%)
Net Other Assets and Liabilities(1)	(8.9%)
Total	100.0%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
C000248350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Structured Credit Income Opportunities ETF
Class Name	First Trust Structured Credit Income Opportunities ETF
Trading Symbol	SCIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the period of February 27, 2024 (commencement of investment operations) to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SCIO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$41(1)	0.95%(2)
(1)	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 41	[6]
Expense Ratio, Percent	0.95%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.06% from the Fund’s inception date on February 27, 2024 through July 31, 2024. The Fund outperformed its benchmark, the ICE BofA ABS & CMBS Index, which returned 3.47% for the same Period.
This 59 basis points of outperformance was the result of relative positioning.
The Fund had a portfolio duration modestly overweight relative to the benchmark during the Period, thus the Fund’s overall yield curve and duration positioning was not a major driver of relative performance. The Fund utilized interest rate futures to manage its curve exposure. For the Period, the Fund generally maintained higher levels of yield and a superior income advantage, which benefitted performance. Additionally, the Fund’s asset-backed securities and non-agency residential mortgage-backed securities exposure benefited performance. While the Fund’s exposure to single asset single borrower commercial mortgage-backed securities contributed to the Fund’s overall higher level of income, widening spreads from that exposure detracted from overall relative performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	4.06%
ICE BofA US ABS & CMBS Index	3.47%
Bloomberg US Aggregate Bond Index	3.77%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SCIO for more recent performance information.
Net Assets	$ 15,309,813
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 60,674
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$15,309,813
Total number of portfolio holdings	56
Total advisory fee paid	$60,674
Portfolio turnover rate	116%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	72.0%
Asset-Backed Securities	16.9%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Money Market Funds	2.0%
Net Other Assets and Liabilities(1)	0.7%
Total	100.0%
Credit Quality(2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

[1]	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.
[3]	The Fund commenced investment operations on November 07, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[4]	Annualized.
[5]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
[6]	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[7]	Annualized.